Vessel Sales and Vessel Acquisitions	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Vessel Sales and Vessel Acquisitions
Vessel Sales and Vessel Acquisitions
Vessel Sales
The Company's consolidated statement of income for the year ended December 31, 2016 includes an aggregate loss on sale of vessels of $20.6 million of two Medium Range (or MR) tankers and two Suezmax tankers. One MR tanker was sold in November 2016 for a sales price of $13.2 million, and the Company recognized a loss on sale of the vessel of $8.1 million. The vessel was previously written down to its agreed sales price in the third quarter of 2016. The other MR tanker was sold in August 2016 for a sales price of $14.0 million, and the Company recognized a loss on sale of the vessel of $6.6 million. The vessel was previously written down to its agreed sales price in the second quarter of 2016.

In November 2016, the Company sold two lightering support vessels related to the ship-to-ship transfer business for an aggregate sales price of $0.4 million, and recognized a gain on sale of the vessels of $0.3 million.

In October 2016, the Company entered into agreements to sell two Suezmax tankers, for an aggregate sales price of $33.8 million. The two vessels have been classified as vessels held for sale on the consolidated balance sheets as of December 31, 2016 and were written down to their agreed sales price. The Company recognized a loss on sale of vessels of $6.2 million in 2016. The two Suezmax tankers were delivered to their respective buyers in January 2017 and March 2017 (note 25).

In November 2015, the Company sold one conventional tanker for a sales price of $11.2 million. The Company recognized a gain on sale of the vessel of $0.8 million in the year ended December 31, 2015.

In May 2014, the Company sold two wholly-owned subsidiaries, each of which owned one VLCC, to TIL for aggregate proceeds of $154.0 million plus related working capital on closing of $1.7 million. The Company used $152.0 million of the sale proceeds to prepay one of the Company’s revolving credit facilities and the remainder of the proceeds for general corporate purposes. The Company recognized a $10.0 million gain on the sale of the two subsidiaries to TIL for the year ended December 31, 2014, which is reflected in the Company’s consolidated statements of income.
Vessel Acquisitions
In August 2015, the Company agreed to acquire 12 modern Suezmax tankers from Principal Maritime. As of December 31, 2015, all 12 of the vessels had been delivered for a total purchase price of $661.3 million, consisting of $612.0 million in cash and approximately 7.2 million shares of the Company’s Class A common stock which were directly issued to Principal Maritime and which are treated as a non-cash transaction in the consolidated statements of cash flow. The value of these shares was approximately $49.3 million. To finance the cash portion of the acquisition price, the Company secured a $397.2 million loan facility with a maturity date of January 29, 2016. The loan was fully drawn as of December 31, 2015. In addition, the Company issued approximately 13.6 million shares of its Class A common stock for net proceeds of $90.6 million, including approximately 4.5 million shares which were issued to Teekay (see note 4). The Company financed the remainder of the cash purchase price with existing liquidity. The loan facility was refinanced in January 2016 (see note 10).

In December 2014, the Company signed an agreement to acquire one 2008-built Aframax tanker for a purchase price of $37.0 million and placed $3.7 million in an escrow fund related to this purchase, which was recorded in other non-current assets in the Company’s consolidated balance sheets as of December 31, 2014. In December 2014, the Company also signed agreements to acquire four modern LR2 vessels for a total purchase price of $193.3 million. In January 2015, the Company secured a loan facility in the amount of $126.6 million with a maturity date of January 30, 2016. The loan facility was fully drawn in March 2015 and was secured by the Aframax tanker and the four modern LR2 vessels which delivered in February and March 2015. The loan facility was refinanced in January 2016 (see note 10).